Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Grants of awards to executive officers under our equity incentive programs are approved by the Committee. Grants are typically made at preestablished Committee meeting dates or in connection with a new hire or promotion, and irrespective of the timing of any financial announcement. Stock options have an exercise price equal to the NYSE closing market price on the date of grant. Stock option awards are granted to executive officers annually, typically at a regularly scheduled meeting of the Committee in March. Meeting dates are set in advance, and the timing of the meetings, and the grant of stock options, including terms and value of the awards, is made without regard to any material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	Grants are typically made at preestablished Committee meeting dates or in connection with a new hire or promotion, and irrespective of the timing of any financial announcement.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Meeting dates are set in advance, and the timing of the meetings, and the grant of stock options, including terms and value of the awards, is made without regard to any material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false